Financial Instruments - Summary of Carrying Amount of Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 38,078,126	R$ 27,455,828
Liabilities amortized cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	21,442,539	14,796,019
Liabilities amortized cost [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	12,682,049	10,005,187
Liabilities amortized cost [member] | Leases [member]
Disclosure of financial liabilities [line items]
Financial liabilities	4,594,888	553,350
Liabilities amortized cost [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,190,264	1,923,920
Liabilities amortized cost [member] | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	543,879	455,702
Liabilities amortized cost [member] | Payables to related parties [member]
Disclosure of financial liabilities [line items]
Financial liabilities	392,458	355,971
Liabilities amortized cost [member] | Dividends payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities	214,104	187,415
Liabilities amortized cost [member] | REFIS [member]
Disclosure of financial liabilities [line items]
Financial liabilities	213,360	216,984
Liabilities amortized cost [member] | Preferred shareholders payable in subsidiaries [member]
Disclosure of financial liabilities [line items]
Financial liabilities	611,537	1,097,490
Fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Financial liabilities	16,635,587	12,659,809
Fair value through profit or loss [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	16,370,166	12,569,126
Fair value through profit or loss [member] | Contingent consideration [member]
Disclosure of financial liabilities [line items]
Financial liabilities	184,370	64,969
Fair value through profit or loss [member] | Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 81,051	R$ 25,714